UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 164.3%
Long-Term Municipal Bonds - 164.3%
Alabama - 1.5%
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/19 (Pre-refunded/ETM)	$3,000	$3,513,450
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,100	3,149,628

		6,663,078

Alaska - 0.5%
Alaska International Airports System
NATL Series 2003B
5.00%, 10/01/26	2,000	2,007,240

Arizona - 1.1%
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	5,016,752

Arkansas - 0.5%
Pulaski County Public Facilities Board (Baptist Health)
Series 2014
5.00%, 12/01/42	2,000	2,308,660

California - 27.0%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/32-5/01/39	5,500	6,455,320
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32	5,720	6,727,692
California Econ Recovery
Series 2009A
5.25%, 7/01/21	1,770	2,103,716
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45(a)	7,370	8,137,464
City of Chula Vista CA (San Diego Gas & Electric Co.)
Series 1996A
5.30%, 7/01/21	4,000	4,085,320
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,629,214
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,676,771
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23(b)	4,480	5,096,791

	Principal Amount (000)	U.S. $ Value
Los Angeles Community College District/CA
Series 2008F-1
5.00%, 8/01/18 (Pre-refunded/ETM)	$5,800	$6,663,098
Los Angeles County Metropolitan Transportation Authority
Series 2013B
5.00%, 7/01/34	1,770	2,112,530
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/30	6,255	7,449,767
Series 2013B
5.00%, 7/01/30	10,000	12,019,400
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	3,840	4,583,117
San Bernardino County Transportation Authority
5.00%, 3/01/32-3/01/34(b)	11,340	13,620,380
State of California
Series 2003
5.00%, 2/01/32-2/01/33	265	266,020
Series 2009A
5.25%, 7/01/19 (Pre-refunded/ETM)	3,090	3,682,940
Series 2013
5.00%, 11/01/30	5,800	6,992,712
University of California
Series 2012G
5.00%, 5/15/31	7,000	8,322,090
Series 2013A
5.00%, 5/15/30-5/15/32	9,855	11,816,735

		118,441,077

Colorado - 5.4%
Anthem West Metropolitan District
Series 2005
6.125%, 12/01/25	1,000	977,130
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	8,096,494
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	2,425	2,557,882
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1
5.00%, 12/01/25	6,865	7,120,721
Park Creek Metropolitan District
Series 2005
5.25%, 12/01/25	3,000	3,090,030
5.50%, 12/01/30	890	914,351
Todd Creek Village Metropolitan District No 1
Series 2004
6.125%, 12/01/19(c)	1,180	590,000
Todd Creek Village Metropolitan District No 1 COP
Series 2006

	Principal Amount (000)	U.S. $ Value
6.125%, 12/01/22(c) (d)	$1,970	$492,500

		23,839,108

Connecticut - 8.4%
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	8,673,018
Series 2013E
5.00%, 8/15/29	4,800	5,769,792
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,959,400
Series 2012
5.00%, 1/01/29	13,855	16,501,443

		36,903,653

District of Columbia - 1.4%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	6,021,550

Florida - 8.2%
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	2,040	2,351,100
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,148,720
City of Orlando FL
Series 2014A
5.00%, 11/01/44	7,720	9,032,554
5.25%, 11/01/33	5,620	6,795,198
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,000	1,163,850
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	5,048,273
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	10,521,783

		36,061,478

Georgia - 1.3%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/31-1/01/32	4,675	5,589,243

Hawaii - 1.3%
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,751,350

	Principal Amount (000)	U.S. $ Value
Illinois - 9.8%
Chicago O’Hare International Airport
XLCA Series 2003B-1
5.25%, 1/01/34	$4,860	$4,877,059
Cook County High School District No 29 Proviso Township
AGM Series 2004
5.00%, 12/01/20	2,000	2,159,460
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,257,462
Illinois Finance Authority (Rush University Medical Center Obligated Group)
Series 2015A
5.00%, 11/15/34-11/15/38(e)	5,900	6,938,924
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	3,610	4,192,040
State of Illinois
Series 2012
5.00%, 3/01/31	1,000	1,091,300
Series 2014
5.00%, 5/01/35	5,565	6,085,550
Univ of Illinois
AGM
5.25%, 10/01/26(b)	10,800	11,925,900
Village of Gilberts IL
Series 2005
6.00%, 3/01/15 (Pre-refunded/ETM)	2,486	2,545,813
Village of Manhattan IL (Village of Manhattan IL SSA No 2004-1)
Series 2005
5.875%, 3/01/28	1,651	1,677,433

		42,750,941

Kentucky - 1.4%
Kentucky Turnpike Authority (Kentucky Turnpike Authority State Lease)
Series 2013A
5.00%, 7/01/29	5,000	6,060,700

Louisiana - 3.8%
City of New Orleans LA
NATL Series 2005
5.00%, 3/01/18-12/01/29	4,985	5,078,463
5.25%, 12/01/20	1,000	1,036,250
RADIAN Series 2007A
5.00%, 12/01/22	5,875	6,424,430
Louisiana Agricultural Finance Authority
Series 2007
5.25%, 9/15/17	3,430	3,624,584
Louisiana Local Government Environmental Facilities & Community Development Auth (Parish of Jefferson LA)
Series 2009A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/26	$535	$615,806

		16,779,533

Massachusetts - 6.6%
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,809,600
Massachusetts School Building Authority
Series 2011B
5.00%, 10/15/32	13,000	15,531,750
Series 2012B
5.00%, 8/15/28-8/15/30	6,345	7,660,197

		29,001,547

Michigan - 9.3%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,837,327
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D1
5.00%, 7/01/35	1,250	1,402,363
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/39	4,525	5,192,754
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,522,317
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30(a)	4,000	3,864,720
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23	2,140	1,679,151
Wayne State University
Series 2009A
5.00%, 11/15/29	16,500	19,038,690

		40,537,322

Mississippi - 0.9%
City of Gulfport MS (Memorial Hospital at Gulfport/MS)
Series 2001A
5.75%, 7/01/31	4,000	4,011,600

Missouri - 0.5%
City of Kansas City MO (City of Kansas City MO Lease)
Series 2008C
5.00%, 4/01/28	2,000	2,226,900

New Jersey - 7.1%
New Jersey Economic Development Authority
Series 2005O

	Principal Amount (000)	U.S. $ Value
5.25%, 3/01/15 (Pre-refunded/ETM)	$500	$501,925
Series 2014U
5.00%, 6/15/30-6/15/34	7,500	8,419,275
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,124,230
New Jersey Health Care Facilities Financing Authority (Barnabas Health, Inc.)
Series 2014
5.00%, 7/01/44	6,450	7,375,317
New Jersey State Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,613,580
Series 2013A
5.00%, 1/01/31	5,000	5,822,100

		30,856,427

New York - 26.6%
City of New York NY
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	1,155	1,226,402
5.00%, 6/01/22	5	5,306
Series 2010E
5.00%, 8/01/28	1,690	1,974,461
Series 2012B
5.00%, 8/01/30	5,070	6,010,941
Series 2012I
5.00%, 8/01/28	8,780	10,523,093
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,752,720
Series 2012F
5.00%, 11/15/27	1,575	1,891,229
Series 2013A
5.00%, 11/15/29	1,830	2,171,716
Series 2013C
5.00%, 11/15/32	1,000	1,174,470
Series 2014B
5.25%, 11/15/34	4,000	4,824,920
Series 2014C
5.00%, 11/15/32	1,000	1,197,450
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2007B
5.00%, 11/01/24	7,025	7,684,085
New York City Water & Sewer System
Series 2011HH
5.00%, 6/15/26	5,000	5,997,800
Series 2013D
5.00%, 6/15/34	3,600	4,254,516
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26(b)	7,000	7,849,380
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27(b)	7,000	7,935,060

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	$7,600	$8,972,104
Series 2012D
5.00%, 2/15/29	8,000	9,514,720
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/27	5,000	5,981,150
Port Authority of New York & New Jersey
Series 2013178
5.00%, 12/01/32	4,400	5,137,088
Series 2014186
5.00%, 10/15/44	8,000	9,264,320
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,775	1,785,064
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/30	5,000	6,148,850

		116,276,845

North Carolina - 2.8%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22	1,080	1,228,586
University of North Carolina at Greensboro
Series 2014
5.00%, 4/01/31-4/01/33	9,210	11,040,036

		12,268,622

Ohio - 2.2%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25	117	92,289
Series 2004A
7.125%, 8/01/25(c)	1,840	1,480,188
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2006
3.625%, 12/01/33	795	838,908
Series 2008C
3.95%, 11/01/32	5,800	6,207,624
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	1,000	1,181,320

		9,800,329

Oregon - 2.5%
City of Forest Grove OR (Pacific University)
RADIAN Series 2005A
5.00%, 5/01/28	4,760	4,805,506

	Principal Amount (000)	U.S. $ Value
Oregon State Lottery
Series 2011A
5.25%, 4/01/25	$5,000	$6,092,350

		10,897,856

Pennsylvania - 3.2%
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	509,005
Montgomery County Industrial Development Authority/PA (New Regional Medical Center, Inc.)
Series 2010
5.25%, 8/01/33	3,480	4,107,096
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,556,475
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24(c) (d)	1,150	805,000
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	990	1,039,114

		14,016,690

South Carolina - 2.2%
Charleston Educational Excellence Finance Corp.
Series 2005
5.25%, 12/01/15 (Pre-refunded/ETM)	2,000	2,084,240
Dorchester County School District No 2 (Dorchester County School District No 2 Lease)
AGC Series 2006
5.00%, 12/01/29	1,600	1,725,440
Newberry Investing IN Children’s Education
AGC Series 2005
5.00%, 12/01/15 (Pre-refunded/ETM)	5,450	5,665,984

		9,475,664

Tennessee - 2.5%
Chattanooga-Hamilton County Hospital Authority (Erlanger Medical Center)
Series 2014
5.00%, 10/01/44	7,500	8,434,500
Sullivan County Health Educational & Housing Facilities Board
Series 2006C
5.00%, 9/01/16 (Pre-refunded/ETM)	1,760	1,885,541
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C

	Principal Amount (000)	U.S. $ Value
5.25%, 9/01/26	$725	$769,732

		11,089,773

Texas - 20.9%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28	960	1,088,515
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,639,917
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	455	485,599
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	9,729,092
City of Frisco TX
NATL Series 2006
5.00%, 2/15/16 (Pre-refunded/ETM)	3,220	3,379,390
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/25-11/15/26	8,500	10,361,290
City of Lewisville TX (City of Lewisville TX Spl Assmt Dist No 2)
ACA Series 2005
6.00%, 10/01/25	1,100	1,122,902
Dallas Independent School District
Series 2008
6.00%, 2/15/18 (Pre-refunded/ETM)	2,500	2,901,550
Dripping Springs Independent School District/TX
Series 2008
5.125%, 2/15/17 (Pre-refunded/ETM)	5,715	6,259,297
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27	7,560	8,866,822
State of Texas
Series 2005A
5.00%, 4/01/15 (Pre-refunded/ETM)	5,515	5,558,127
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	2,046,250
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,000	3,696,780
Texas Trnsp Comm
5.00%, 4/01/23(b)	20,600	22,521,980
University of Texas System (The)
Series 2009A

	Principal Amount (000)	U.S. $ Value
5.25%, 8/15/22	$6,825	$7,864,720

		91,522,231

Washington - 3.9%
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/23	5,250	6,354,338
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	3,885	4,484,028
5.125%, 6/01/28	5,200	6,019,520

		16,857,886

Wisconsin - 1.5%
State of Wisconsin
Series 20033
5.00%, 11/01/26	1,465	1,468,487
Wisconsin Health & Educational Facilities Authority (ProHealth Care Obligated Group)
Series 2015
5.00%, 8/15/39	1,000	1,157,520
Wisconsin Housing & Economic Development Authority
NATL Series 2002A
5.60%, 5/01/33	3,975	3,990,741

		6,616,748

Total Long-Term Municipal Bonds (cost $659,239,920)		719,650,803

	Shares
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(f) (g) (cost $2,796,404)	2,796,404	2,796,404

Total Investments – 165.0% (cost $662,036,324)(h)		722,447,207
Other assets less liabilities – (9.7)%		(42,294,344)
Preferred Shares at liquidation value – (55.3)%		(242,225,000)

Net Assets Applicable to Common Shareholders – 100.0%(i)		$437,927,863

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $12,002,184 or 2.7% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	When-Issued or delayed delivery security.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,660,814 and gross unrealized depreciation of investments was $(3,249,931), resulting in net unrealized appreciation of $60,410,883.
(i)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.6% and 14.6%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CCD	-	Community College District
COP	-	Certificate of Participation
GO	-	General Obligation
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$702,991,362		$16,659,441		$719,650,803
Short-Term Investments		2,796,404		– 0	–	– 0	–	2,796,404

Total Investments in Securities		2,796,404		702,991,362		16,659,441		722,447,207
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$2,796,404		$702,991,362		$16,659,441		$722,447,207

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$15,557,676		$15,557,676
Accrued discounts/(premiums)	(2,742)		(2,742)
Realized gain (loss)	(4)		(4)
Change in unrealized appreciation/depreciation	(109,816)		(109,816)
Purchases	– 0	–	– 0	–
Sales	(25,000)		(25,000)
Transfers in to Level 3	1,239,327		1,239,327
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$16,659,441		$16,659,441	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(109,816)		$(109,816)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of January 31, 2015 all level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 20, 2015